FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 13, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total:  1836321(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Advent Software       COM         007974108   12258    899353   SH    SOLE                            899353
Allergan              COM         018490102   41792    725307   SH    SOLE                            725307
Amgen                 COM         031162100   50352   1041622   SH    SOLE                           1041622
Applied Materials     COM         038222105    1470    112839   SH    SOLE                            112839
BP Amoco              SPON ADR    055622104     238      5875   SH    SOLE                              5875
Bed, Bath & Beyond    COM         075896100   39304   1138272   SH    SOLE                           1138272
Capital One Financial COM	  14040H105   57269   1926948   SH    SOLE                           1926948
Cisco Systems         COM         17275R102  106446   8125637   SH    SOLE                           8125637
Concord EFS           COM         206197105     175     11143   SH    SOLE                             11143
Dell Computer         COM         247025109   85515   3198039   SH    SOLE                           3198039
EMC                   COM         268648102      66     10785   SH    SOLE                             10785
Ebay, Inc.            COM         278642103  129172   1904636   SH    SOLE                           1904636
First Data Corp       COM         319963104  110677   3125579   SH    SOLE                           3125579
Genentech Inc.        COM         368710406   49949   1506316   SH    SOLE                           1506316
General Electric      COM         369604103   78007   3203584   SH    SOLE                           3203584
Harley-Davidson       COM         412822108  138080   2988744   SH    SOLE                           2988744
Home Depot            COM         437076102    2618    109008   SH    SOLE                            109008
Intel Corp            COM         458140100   49070   3151580   SH    SOLE                           3151580
JDS Uniphase          COM         46612J101      93     37706   SH    SOLE                             37706
Johnson & Johnson     COM         478160104   61897   1152432   SH    SOLE                           1152432
Kohls Corp	      COM         500255104   71398   1276109   SH    SOLE                           1276109
Krispy Kreme          COM         501014104   16271    481824   SH    SOLE                            481824
Lowes Companies	      COM         548661107   37990   1013061   SH    SOLE                           1013061
MBNA Corp             COM         55262L950   29713   1562223   SH    SOLE                           1562223
Medtronic             COM         585055106   99946   2191798   SH    SOLE                           2191798
Microsoft             COM         594918104  142844   2762939   SH    SOLE                           2762939
Moody's Corp          COM         615369105   35078    849544   SH    SOLE                            849544
Nokia Corp            SPON ADR    654902204     435     28100   SH    SOLE                             28100
Pfizer                COM         717081103   69657   2278615   SH    SOLE                           2278615
Price Group           COM         74144T108    1044     38300   SH    SOLE                             38300
Qualcomm              COM         747525103   50235   1380473   SH    SOLE                           1380473
SEI Investment        COM         784117103   34698   1276616   SH    SOLE                           1276616
Starbucks             COM         855244109   68765   3374158   SH    SOLE                           3374158
Texas Instruments     COM         882508104     171     11410   SH    SOLE                             11410
Tiffany & Co.         COM         886547108   45431   1900111   SH    SOLE                           1900111
Veritas Software      COM         923436109     833     53332   SH    SOLE                             53332
Wal-Mart              COM         931142103   73151   1448242   SH    SOLE                           1448242
Walgreen              COM         931422109   43889   1503582   SH    SOLE                           1503582
Xilinx                COM         983919101     324     15740   SH    SOLE                             15740